Blackhawk - Identifiable Technology and Intangible Assets Acquired (Details) (Blackhawk Network Holdings, Inc. [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Nov. 30, 2013 Retailo [Member]	Nov. 30, 2013 Retailo [Member] Distribution partner relationships [Member]	Nov. 30, 2013 Retailo [Member] Customer relationships [Member]	Nov. 30, 2013 Retailo [Member] Technology [Member]	Nov. 30, 2013 Retailo [Member] Trade name [Member]	Nov. 12, 2013 InteliSpend [Member]	Nov. 12, 2013 InteliSpend [Member] Customer relationships [Member]	Nov. 12, 2013 InteliSpend [Member] Back-log [Member]	Nov. 12, 2013 InteliSpend [Member] Patent [Member]	Nov. 12, 2013 InteliSpend [Member] Technology [Member]	Nov. 12, 2013 InteliSpend [Member] Trade name [Member]	Nov. 30, 2013 Minimum [Member] Retailo [Member] Customer relationships [Member]	Nov. 12, 2013 Minimum [Member] InteliSpend [Member] Customer relationships [Member]	Nov. 12, 2013 Minimum [Member] InteliSpend [Member] Back-log [Member]	Nov. 30, 2013 Maximum [Member] Retailo [Member] Customer relationships [Member]	Nov. 12, 2013 Maximum [Member] InteliSpend [Member] Customer relationships [Member]	Nov. 12, 2013 Maximum [Member] InteliSpend [Member] Back-log [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable technology and intangible assets acquired	$ 45.7	$ 38.0	$ 5.5	$ 1.9	$ 0.3	$ 39.2	$ 23.9	$ 9.3	$ 3.3	$ 2.4	$ 0.3
Identifiable technology and intangible assets acquired, useful life		15 years		3 years	3 years				5 years	5 years	4 years	8 years	7 years	1 year	10 years	14 years	3 years